Preferred Shares - Series B (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Series B Preferred Stock
Related Party Transaction [Line Items]
Dividends	$ 0	$ 137,000	$ 0	$ 272,000